S000090183 [Member] Investment Risks - TCW White Oak Emerging Markets Equity Fund	Apr. 30, 2025
market risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	market risk: the risk that returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities.

equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods as a result of changes in a company’s financial condition or in overall market, economic or political conditions.

market and geopolitical events risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	market and geopolitical events risk: the risk that the increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

foreign investing risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the Fund invests or has exposure. Investments in foreign securities may involve greater risks than investing in U.S. securities due to, among other factors, less publicly available information, less stringent and less uniform accounting, auditing and financial reporting standards, less liquid and more volatile markets, higher transaction and custody costs, additional taxes, less investor protection, delayed or less frequent settlement, political or social instability, civil unrest, acts of terrorism, regional economic volatility, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments.

foreign currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	foreign currency risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund’s investments in foreign currencies, in securities that are denominated, trade, and/or receive revenues in foreign currencies, or in derivatives that provide exposure to foreign currencies.

emerging market country risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	emerging market country risk: the risk of investing in emerging market countries, which is substantial due to, among other factors, different accounting standards; thinner trading markets as compared to those in developed countries; less publicly available and reliable information about issuers as compared to developed markets; the possibility of currency transfer restrictions; and the risk of expropriation, nationalization or other adverse political, economic or social developments.

country regional risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	country/regional risk: the risk that, because the Fund may from time to time focus its investments in a particular country or geographic region, an investment in the Fund may entail greater risk than an investment in a fund that does not focus its investments in a single or region, because these securities may be more sensitive to adverse social, political, economic or regulatory developments affecting that country or region. As a result, events affecting a single or small number of countries may have a significant and potentially adverse impact on the Fund’s investments, and the Fund’s performance may be more volatile than that of funds that invest globally. The Fund may focus its investments in China.

risks associated with China [Member]
Prospectus [Line Items]
Risk [Text Block]
•	risks associated with China: the risk that, because the Chinese government exercises significant control over China’s economy through its industrial policies, monetary policy, management of currency exchange rates, and management of the payment of foreign currency-denominated obligations, changes in these policies could adversely impact affected industries or companies in China. China’s economy, particularly its export-oriented industries, may be adversely impacted by trade or political disputes with China’s major trading partners, including the U.S. In addition, as its consumer class continues to grow, China’s domestically oriented industries may be especially sensitive to changes in government policy and investment cycles.

risks associated with India [Member]
Prospectus [Line Items]
Risk [Text Block]
•
risks associated with India: the risks associated with investing in Indian issuers, including that actions, bureaucratic obstacles and inconsistent economic reform within the Indian government have had a significant effect on the Indian economy and could adversely affect market conditions, economic growth and the profitability of private enterprises in India. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Corporate governance standards of family-controlled companies may be weaker and less transparent, which increases the potential for loss and unequal treatment of investors. India experiences many of the risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). Both India and Pakistan have tested nuclear arms, and the threat of deployment of such weapons could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China. Indian securities may be subject to a short-term capital gains tax in India on gains realized upon disposition of securities lots held less than one year. The Fund accrues for this potential expense, which reduces its net asset values. For further information regarding this tax, please see “Distributions and Taxes”.

preferred stock risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	preferred stock risk: the risk that, although preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy, in the event a company is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the dividend on preferred stocks may be less attractive, causing the price of such stocks to decline.

depositary receipts risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	depositary receipts risk: the risk that, although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses and may trade at a discount (or premium) to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

price volatility risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.

issuer risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

other investment company risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	other investment company risk: the risk that investments by the Fund in the shares of other investment companies, including U.S. or foreign investment companies, ETFs and certain REITs, are subject to the risks associated with such investment companies’ portfolio securities. Accordingly, the Fund’s investment in shares of another investment company will fluctuate based on the performance of such investment company’s portfolio securities. Further, Fund shareholders will indirectly bear a proportionate share of the expenses of any investment company in which the Fund invests, in addition to paying the Fund’s expenses.

REIT risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	REIT risk: the risk that the Fund may be susceptible to the impact of market, economic, regulatory, and other factors affecting the real estate industry and/or the local or regional real estate markets and that the value of the Fund may fluctuate more widely than it would for a fund that invests more broadly across varying industries and sectors. REITs may be negatively impacted by factors generally affecting the value of real estate and the earnings of companies engaged in the real estate industry as well as factors that specifically relate to the structure and operations of REITs, including heavy cash flow dependency, self-liquidation, the possibility of failing to qualify for tax‑free “pass-through” of income under the federal tax law and the use of leverage. REITs that invest in mortgages or mortgage-backed securities may also be indirectly subject to various risks associated with those investments, including, but not limited to, credit risk, interest rate risk, leverage risk and prepayment risk.

liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	liquidity risk: the risk that lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. In addition, the Fund, by itself or together with other accounts managed by the investment advisor, may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price. Over recent years, the fixed-income markets have grown more than the ability of dealers to make markets, which can further constrain liquidity and increase the volatility of portfolio valuations. High levels of redemptions in bond funds in response to market conditions could cause greater losses as a result. Regulations such as the Volcker Rule or future regulations may further constrain the ability of market participants to create liquidity, particularly in times of increased market volatility. The liquidity of the Fund’s assets may change over time.

valuation risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	valuation risk: the risk that the portfolio instruments may be sold at prices different from the values established by the Fund, particularly for investments that trade in low volume, in volatile markets or over the counter or that are fair valued.

derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•
derivatives risk: the risk of investing in derivative instruments, which includes liquidity, interest rate, market, credit and management risks as well as risks related to mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, reference rate or index, and the Fund could lose more than the principal amount invested. These investments can create investment leverage and may create addi-

tional risks that may subject the Fund to greater volatility and less liquidity than investments in more traditional securities.

participatory notes risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	participatory notes risk: the risk of investing in P‑notes, which, because they represent interests in securities listed on certain foreign exchanges, present similar risks to investing directly in such securities, including foreign investment risk and emerging market country risk. P‑notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. The purchaser of a P‑note must rely on the creditworthiness of the bank or broker that issues the P‑note. P‑notes do not have the same rights as a shareholder of the underlying foreign security.

leverage risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	leverage risk: the risk that leverage may result from certain transactions, including the use of derivatives and borrowing. This may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase its volatility or otherwise cause it not to achieve its intended result.

counterparty risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	counterparty risk: the risk that the other party to a contract, such as a derivatives contract, will not fulfill its contractual obligations.

portfolio management risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	portfolio management risk: the risk that an investment strategy may fail to produce the intended results.

securities selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	securities selection risk: the risk that the securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.

cybersecurity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	cybersecurity risk: the risk that, with the increased use of technology to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

new fund risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	new fund risk: the risk that a new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
•	non‑diversification risk: the risk that the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund because a higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers.